Average Annual Total Returns		12 Months Ended	60 Months Ended	80 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	16.03%
The Acquirers Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(2.77%)	11.00%	6.84%
Performance Inception Date	May 14, 2019
The Acquirers Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(3.20%)	10.67%	6.59%
The Acquirers Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		(1.33%)	8.74%	5.41%